SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2015
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 14 -	SHORT-TERM BANK LOANS

On June 30, 2014, the Company’s short-term bank borrowings consisted of revolving bank loans of $4,494 from several banks, which were subject to annual interest rates ranging from 0.24% to 1.32%, with a weighted average interest rate of 1.11%. The short-term loan are secured by the pledge of guarantee by Beijing Hollysys amounting to $5,385 with restricted cash and buildings with carrying values of $1,504 and $3,881 as of June 30, 2014, respectively.

On June 30, 2015, the Company’s short-term bank borrowings consisted of revolving bank loans of $16,295 from several banks, which were subject to annual interest rates ranging from 1.5% to 5.12%, with a weighted average interest rate of 1.78%. The short-term loan are secured by the pledge of guarantee by Beijing Hollysys amounting to $19,202 with restricted cash and buildings with carrying values of $18,041 and $1,161 as of June 30, 2015, respectively.

For the years ended June 30, 2013, 2014, and 2015, interest expenses on short-term bank loans amounted to $392, $5 and $286 respectively.

As of June 30, 2014, the Company had available lines of credit from various banks in the PRC and Malaysia amounting to $173,670, of which $34,337 was utilized and $139,332 is available for use. These lines of credit were secured by the pledge restricted cash and buildings with the carrying value of $7,941.

As of June 30, 2015, the Company had available lines of credit from various banks in the PRC and Malaysia amounting to $230,074, of which $68,435 was utilized and $161,639 is available for use. These lines of credit were secured by the pledge restricted cash and buildings with the carrying value of $7,991.